SHARE CAPITAL AND SHAREBASED PAYMENTS (Details Narrative) - USD ($)	3 Months Ended			9 Months Ended		12 Months Ended
	Sep. 30, 2022	Mar. 31, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Mar. 31, 2021
Statement [Line Items]
Gross Proceeds On Cash Commission						$ 523,000
Net Proceeds						18,497,000
Fair Value Of Stock Options Granted, Share-based Payments				$ 748,000	$ 362,000
Restricted Share Units				1,799,000
Weighted Average Fair Value Per Share				$ 1.19
Share-based Payments				$ 870,000	1,028,000
Share-based Payments	$ 556,000		$ 277,000	1,618,000	$ 1,391,000
Share Capital Two [Member]
Statement [Line Items]
Gross Proceeds On Cash Commission						$ 237,000
Common Shares Issued						264,000,000
Exercise Of Warrants						264,000,000
Share-based Payments				$ 980,000		$ 364,000
Fair Value Upon Issuance Of Warrants						$ 127,000
Share Capital [Member]
Statement [Line Items]
Common Shares Issued	48,000	14,000,000		48,000		10,050,000	1,030,362
Exercise Of Warrants	48,000			48,000		1,030,362,000
Share-based Payments		$ 13,650,000		$ 46,000		$ 1,911,000
Share issued for service		$ 1,075,000
Cash Commission, Percent						2.75%
Realized Loss On Exercise Of Warrants						$ 1,106,000
Common Stock, Shares Issued During Period Upon Exercise Of Rsus, Shares						1,330,167
Common Stock Upon Exercise Of Rsus, Value						$ 1,278,000
Market Offering Under Prospectus Supplements, Amount						19,020,000
Additional Share Issuance Cost				15,000		400,000
Proceeds From Excercise Of Warrants				$ 31,000		824,000
Foreign Exchange Amount						$ 19,000
Share Capital Three [Member]
Statement [Line Items]
Common Shares Issued	982,879			982,879
Share-based Payments				$ 899,000